Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Sep. 30, 2014	Apr. 30, 2013	May 31, 2014	Aug. 10, 2014	Sep. 09, 2012	Aug. 01, 2014	Feb. 28, 2013
Beijing Yichengtaihe Investment Co., Ltd
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
iJoy
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%
Sichuan Aipu Network Co., Ltd. and its Subsidiaries ("Aipu Group")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired			50.00%
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired				100.00%
Fastweb Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired					100.00%
Held directly by aBitCool BJ | Shanghai Guotong Network Co., Ltd. ("SH Guotong") | Variable Interest Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired						100.00%
Held Directly by 21 Vianet Beijing | Beijing Yichengtaihe Investment Co., Ltd | Variable Interest Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
Held Directly by 21 Vianet Beijing | Tianwang And Yilong Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired							100.00%
Held Directly by 21 Vianet Beijing | Fastweb Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired					100.00%